Income Taxes - Tax Rate Reconciliation (Detail)	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Income Tax Disclosure [Abstract]
Federal statutory rate			35.00%	35.00%	34.00%
Increase in income taxes resulting from:
State income taxes, net of federal benefit			5.17%	4.03%	6.22%
Nondeductible transaction costs			3.38%
Other, net			0.36%	0.22%	0.36%
Effective tax rate	39.30%	44.20%	43.91%	39.25%	40.58%